Inventory (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory - finished goods	$ 250,821	$ 136,534
Inventory - parts	226,299	167,613
Gross inventory	477,120	304,147
Provision for losses and obsolescence	(119,300)	(72,615)
Net inventory	$ 357,820	$ 231,532